Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Capital Appreciation Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2018